Schedule of related party expenses (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reserve Quantities [Line Items]
Related-party expense	$ (1,228)	$ (534)	$ (495)
E d e l c o s member
Reserve Quantities [Line Items]
Related-party expense	(911)
P e s a member
Reserve Quantities [Line Items]
Related-party expense		(311)	(279)
S a c m e member
Reserve Quantities [Line Items]
Related-party expense	(317)	(154)	(170)
O s v a member
Reserve Quantities [Line Items]
Related-party expense		(41)
S b and w m abogados member
Reserve Quantities [Line Items]
Related-party expense		(20)
F i d u s member
Reserve Quantities [Line Items]
Related-party expense		(6)	(2)
Abelovich polano associates member
Reserve Quantities [Line Items]
Related-party expense		$ (2)	$ (3)